Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Operating expense	₽ 32,914	₽ 29,130	₽ 26,558
Selling, general and administrative expenses
Expenses
Advertising, client acquisition and related expenses	429	342	301
Tax expenses, except income and payroll related taxes	362	390	316
Advisory and audit services	796	974	611
Rent of premises	101	107	113
Expenses related to Tochka platform services	570	365	382
IT related services	385	389	346
Business travel and representative expenses	509	195	101
Offering expenses			71
Other expenses	615	466	492
Operating expense	₽ 3,767	₽ 3,228	₽ 2,733